Events after the reporting year - Additonal Information (Details) - Business Combination	Jan. 04, 2019 USD ($) shares	Feb. 26, 2019 USD ($)
Stadium Goods
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of voting equity interests acquired	100.00%
Date of acquisition	Jan. 04, 2019
Total consideration transferred	$ 240,200,000
Cash transferred	150,200,000
Ordinary shares issued	90,000,000
Net identified liabilities acquired	8,900,000
Non-current assets	2,400,000
Net working capital	(100,000)
Inventories	800,000
Provisions for withholding taxes	12,000,000
Intangible assets	221,400,000
Total goodwill acquired	104,500,000
Stadium Goods | Brand Name, Stadium Goods
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total goodwill acquired	116,900,000
Deferred tax liability	30,400,000
Stadium Goods | In accordance with IFRS 3
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total consideration transferred	182,100,000
Cash transferred	150,200,000
Ordinary shares issued	31,900,000
Stadium Goods | Service Condition for Members of Stadium Goods Management Team
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ordinary shares issued	$ 58,100,000
Service condition term	4 years
Level 1 Access
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total consideration transferred		$ 50,000,000
Class A Ordinary Shares | Stadium Goods
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of ordinary Shares transferred | shares	4,641,554